Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables, net of loss allowance	£ 6,246	£ 5,549
Accrued income	12	13
Prepayments	315	359
Interest receivable	3	3
Employee loans and advances	18	11
Other receivables	1,266	1,017
Total trade and other receivables	£ 7,860	£ 6,952